Shareholder Report, Line Graph (Details) 1014025_Franklin FTSE Europe ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Europe ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Europe ETF (NAV)
Accumulated Value	$ 15,312	$ 14,268	$ 12,432	$ 12,270	$ 11,879	$ 8,123	$ 9,607	$ 9,974	$ 10,000	$ 18,340
FTSE Developed Europe Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Developed Europe Index-NR
Accumulated Value	15,029	14,019	12,242	12,158	11,793	8,080	9,574	9,955	10,000	$ 17,947
FTSE Developed Europe Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Developed Europe Capped Index-NR
Accumulated Value	$ 15,029	$ 14,019	$ 12,242	$ 12,158	$ 11,793	$ 8,080	$ 9,574	$ 9,955	$ 10,000	$ 17,947